STOCK PLAN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Nov. 30, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock shares reserved for future issuance			5,115,000		5,115,000		5,115,000
Stock-based compensation expense			$ 78,509	$ 55,051	$ 157,018	$ 110,102	$ 259,300	$ 307,918
Unrecognized compensation expense			$ 498,000		$ 498,000		$ 655,000
Weighted-average period for recognition					1 year 4 months 24 days		2 years
Fair value of option grant price per share							$ 0.56	$ 0.53
Expected dividend yield					0.00%		0.00%	0.00%
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense					$ 157,018	$ 110,012	$ 259,000	$ 232,000
2017 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares reserved for future issuance			10,000,000		10,000,000		10,000,000
Exercise price	$ 1.00	$ 1.00						$ 1.00
Options, vesting period	3 years	5 years
Aggregate fair value of stock options	$ 287,487	$ 1,101,028						$ 63,900
2017 Equity Incentive Plan [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock options to purchase common stock	500,000	1,800,000						82,500